Retirement, Postretirement And Other Benefit Plans (Summary Of Changes In Benefit Obligation Plan Assets Funded Status And Net Periodic Benefit Cost Of Retirement And Postretirement Plans) (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of period	$ 359.9
Fair value of plan assets at end of period	337.9	$ 359.9
Company assets not included in plan assets	85.9	91.0
Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	463.6	452.4
Service cost	0.2	0.2	$ 0.5
Interest cost	16.9	20.2	17.8
Plan amendments, curtailments, and settlements	(2.4)	(29.5)
Actuarial (gain) / loss	(10.9)	50.4
Benefits paid	(21.3)	(25.8)
Other	(0.6)	(4.3)
Benefit obligation at end of year	445.5	463.6	452.4
Fair value of plan assets at beginning of period	359.9	356.9
Actual return on plan assets	(12.3)	28.5
Employer contributions	12.8	33.7
Plan settlements	(1.1)	(29.3)
Other	(0.1)	(4.1)
Fair value of plan assets at end of period	337.9	359.9	356.9
Funded status at end of year	(107.6)	(103.7)
Post-Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	38.6	38.8
Service cost			0.1
Interest cost	1.4	1.6	1.6
Actuarial (gain) / loss	(1.6)	0.8
Benefits paid	(4.9)	(4.3)
Other	1.6	1.7
Benefit obligation at end of year	35.1	38.6	$ 38.8
Employer contributions	3.3	2.5
Other	1.6	1.8
Funded status at end of year	$ (35.1)	$ (38.6)